CASH AND CASH EQUIVALENTS, SHORT-TERM BANK DEPOSITS AND MARKETABLE SECURITIES - Schedule of cash and cash equivalents and short term investments (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Cash Cash Equivalents And Short Term Investments [Line Items]
Cash	$ 54.5	$ 79.8
Money market funds	158.1	175.4
Short term deposits	293.6	282.5
Total Cash and cash equivalents	506.2	537.7
Short-term bank deposits	134.0	52.5
Marketable securities:
Government and corporate debentures	731.7	939.8
Total Marketable securities	2,143.6	2,369.5
Total Cash and cash equivalents, short-term bank deposits and marketable securities	2,783.8	2,959.7
Debt securities issued by the U.S. Treasury and other U.S. government agencies
Marketable securities:
Government and corporate debentures	518.4	661.2
Debt securities issued by other governments
Marketable securities:
Government and corporate debentures	55.4	60.3
Corporate debt securities
Marketable securities:
Government and corporate debentures	$ 1,569.8	$ 1,648.0